Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-interest bearing
Cash and demand deposits with banks	$ 115,651	$ 133,363
Interest bearing
Demand deposits with banks	437,644	433,511
Cash equivalents	1,626,538	2,722,718
Sub-total - Interest bearing	2,064,182	3,156,229
Cash due from banks	2,179,833	3,289,592
Interest-bearing deposits in banks bearing negligible interest	$ 280,500	$ 156,200